Common And Preferred Stock (Tables)	3 Months Ended
Mar. 31, 2021
Stockholders Equity Note [Abstract]
Summary of Preferred Stock Undeclared Dividends in Arrears

The following table summarizes the preferred stock dividends in arrears at December 31, 2020:

	Date paid / Arrears date	Dividends Per Share	Dividend Arrears (in 000's)
Preferred Stock Dividends:
	12/31/2017	0.68	1,912
For the year ended December 31, 2017			$1,912
	3/31/2018	$0.68	$1,912
	6/30/2018	0.68	1,912
	9/30/2018	0.68	1,912
	12/31/2018	0.80	2,249
For the year ended December 31, 2018		$2.84	$7,985
	3/31/2019	$0.80	$2,250
	6/30/2019	0.80	2,249
	9/30/2019	0.80	2,249
	12/31/2019	0.80	2,249
For the year ended December 31, 2019		$3.20	$8,997
	3/31/2020	$0.80	$2,250
	6/30/2020	0.80	2,249
	9/30/2020	0.80	2,249
	12/31/2020	0.80	2,249
For the year ended December 31, 2020		$3.20	$8,997
Cumulative Total Outstanding			$27,891